     As filed with the Securities and Exchange Commission on April 11, 2002

                                              1933 Act Registration No. 33-57340
                                              1940 Act Registration No. 811-7452

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.

     Post-Effective Amendment No.  23                                   [X]
                                 ------
                                                       and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
     Amendment No.                                                      [ ]
                  -----


                        (Check appropriate box or boxes.)

                          AIM VARIABLE INSURANCE FUNDS
            ---------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
         ---------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code    (713) 626-1919
                                                   --------------------

                                       Robert H. Graham
                11 Greenway Plaza, Suite 100, Houston, TX    77046-1173
        ---------------------------------------------------------------
                          (Name and Address of Agent for Service)

                                    Copy to:
                            Nancy L. Martin, Esquire
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                           Houston, Texas  77046-1173

Approximate Date of Proposed Public Offering:                        Continuous

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on May 1, 2002 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest

                                EXPLANATORY NOTE

     This post-effective amendment is being filed for the sole purpose of designating a new effective date under the Securities Act of 1933 ("Securities Act") for post-effective amendment no. 22 to this Registration Statement. On or about May 1, 2002, Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the Securities Act containing updated disclosure, audited financial statements, and required exhibits.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Houston, Texas on the 11th day of April, 2002.

                                     REGISTRANT: AIM VARIABLE INSURANCE FUNDS

                                     By: /s/ ROBERT H. GRAHAM
                                        ----------------------------------------
                                        Robert H. Graham, President

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     SIGNATURES                      TITLE                          DATE

 /s/ ROBERT H. GRAHAM       Chairman, Trustee & President
 -----------------------    (Principal Executive Officer)         April 11, 2002
   (Robert H. Graham)

 /s/ FRANK S. BAYLEY               Trustee                        April 11, 2002
 ------------------------
   (Frank S. Bayley)

/s/ BRUCE L. CROCKETT              Trustee                        April 11, 2002
 ------------------------
   (Bruce L. Crockett)

/s/ ALBERT R. DOWDEN               Trustee                        April 11, 2002
-------------------------
   (Albert R. Dowden)

 /s/ EDWARD K. DUNN, JR.           Trustee                        April 11, 2002
-------------------------
  (Edward K. Dunn, Jr.)

/s/ Jack M. Fields                  Trustee                       April 11, 2002
-------------------------
   (Jack M. Fields)

/s/ Carl Frischling                 Trustee                       April 11, 2002
-------------------------
   (Carl Frischling)

/s/ PREMA MATHAI-DAVIS              Trustee                       April 11, 2002
-------------------------
  (Prema Mathai-Davis)

/s/ LEWIS F. PENNOCK                Trustee                       April 11, 2002
-------------------------
  (Lewis F. Pennock)

/s/ RUTH H. QUIGLEY                 Trustee                       April 11, 2002
-------------------------
   (Ruth H. Quigley)

/s/ LOUIS S. SKLAR                  Trustee                       April 11, 2002
-------------------------
  (Louis S. Sklar)


/s/ DANA R. SUTTON              Vice President & Treasurer        April 11, 2002
-------------------------       (Principal Financial and
  (Dana R. Sutton)                Accounting Officer)